Financial Risk Management (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity analysis
Financial Assets	[1]	R$ 292,021	R$ 300,147
Marketable securities		166,349	491,102
Accounts Payable for Business Combination		(532,313)	(48,055)	R$ (10,941)
Lease liabilities		(160,542)	(173,103)	(153,714)
Bonds and financing		(831,226)	R$ (793,341)	R$ (1,640,947)
Total		(1,828,140)
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets		292,021
Marketable securities		166,349
Total		458,370
Accounts Payable for Business Combination		(532,313)
Lease liabilities		(160,542)
Bonds and financing		(831,226)
Total		(1,524,081)
Net exposure		R$ (1,065,711)
Interest Rate -% p.a
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | 101.58% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		101.58%
Probable scenario over a 12-month horizon | 100.95% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.95%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Probable scenario over a 12-month horizon | CDI + 1.28%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.28%
Probable scenario over a 12-month horizon | CDI + 1.66%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.66%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		11.79%
Short-term investments, Potential gain (loss)		R$ 34,973
Marketable securities, Potential gain (loss)		19,799
Total Financial Assets, Potential gain (loss)		54,772
Accounts Payable for Business Combination, Potential gain (loss)		(62,760)
Lease liabilities, Potential gain (loss)		(18,928)
Bonds and financing, Potential gain (loss)		(111,800)
Total Financial Liabilities, Potential gain (loss)		(193,488)
Net exposure, Potential gain (loss)		R$ (138,716)
Interest Rate -% p.a		11.79%
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 43,717
Marketable securities, Potential gain (loss)		24,749
Total Financial Assets, Potential gain (loss)		68,466
Accounts Payable for Business Combination, Potential gain (loss)		(78,450)
Lease liabilities, Potential gain (loss)		(23,660)
Bonds and financing, Potential gain (loss)		(139,750)
Total Financial Liabilities, Potential gain (loss)		(241,860)
Net exposure, Potential gain (loss)		R$ (173,394)
Interest Rate -% p.a		14.74%
Percentage of deterioration of the projected rates		25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 52,460
Marketable securities, Potential gain (loss)		29,698
Total Financial Assets, Potential gain (loss)		82,158
Accounts Payable for Business Combination, Potential gain (loss)		(94,140)
Lease liabilities, Potential gain (loss)		(28,392)
Bonds and financing, Potential gain (loss)		(167,700)
Total Financial Liabilities, Potential gain (loss)		(290,232)
Net exposure, Potential gain (loss)		R$ (208,074)
Interest Rate -% p.a		17.69%
Percentage of deterioration of the projected rates		50.00%

[1]	The Company invests in short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 105.2% of the annual CDI rate on December 31, 2021 (101.7% on December 31, 2020). All investments are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.